Income taxes	6 Months Ended
Jun. 30, 2025
Income taxes
Income taxes	Income taxes
The Company recorded an income tax expense of $74 million for the six months ended June 30, 2025 compared to an income tax benefit of $57 million for the same period in 2024.
Income tax expense for the six months ended June 30, 2025, consists of $70 million of current income tax expense and $4 million of deferred tax expense, compared to $16 million of current income tax expense and $72 million of deferred tax benefit for the comparable prior period.
The key elements impacting the effective tax rate for the six months ended June 30, 2025 were primarily the mix of income generated among the jurisdictions in which the Company operates and various tax incentives in certain jurisdictions.